UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------


Check here if Amendment [  ]: Amendment Number:
                                                --------------

         This Amendment (Check only one):  | |  is a restatement
                                           | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:  28-12755
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


      /s/ Mark A. Weiner                 New York, NY         August 14, 2008
------------------------------------     ------------         ---------------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
                                                    ----------------------------

Form 13F Information Table Entry Total:                          21
                                                    ----------------------------

Form 13F Information Table Value Total:                       $838,962
                                                    ----------------------------
                                                           (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     JAT CAPITAL MANAGEMENT, L.P.
                                                               FORM 13F
                                                      Quarter Ended June 30, 2008

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                            CLASS                        VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
                            ------                       ------     -------  ---  ----  ----------   -----         ----------------
NAME OF ISSUER              TITLE           CUSIP      (X$1,000)    PRN AMT  PRN  CALL  DISCRETION MANAGERS       SOLE  SHARED  NONE
--------------              -----           -----      ---------    -------  ---  ----  ---------- --------       ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                  ORD             G02602103     47,781  1,624,096  SH         SOLE                 1,624,096
BAIDU COM INC               SPON ADR REP A  056752108     12,108     38,688  SH         SOLE                    38,688
BEACON ROOFING SUPPLY INC   COM             073685109     19,108  1,800,928  SH         SOLE                 1,800,928
COGENT COMM GROUP INC       COM NEW         19239V302     30,687  2,290,100  SH         SOLE                 2,290,100
DICKS SPORTING GOODS INC    COM             253393102      6,739    379,900  SH         SOLE                   379,900
FIRST SOLAR INC             COM             336433107      4,556     16,700  SH         SOLE                    16,700
FOCUS MEDIA HLDG LTD        SPONSORED ADR   34415V109     22,245    802,500  SH   CALL  SOLE                   802,500
FOCUS MEDIA HLDG LTD        SPONSORED ADR   34415V109     74,770  2,697,322  SH         SOLE                 2,697,322
GILDAN ACTIVEWEAR INC       COM             375916103     71,329  2,756,132  SH         SOLE                 2,756,132
GOOGLE INC                  CL A            38259P508     23,859     45,323  SH         SOLE                    45,323
MERCADOLIBRE INC            COM             58733R102     14,050    407,357  SH         SOLE                   407,357
NII HLDGS INC               CL B NEW        62913F201     73,555  1,548,858  SH         SOLE                 1,548,858
NVIDIA CORP                 COM             67066G104      4,687    250,400  SH         SOLE                   250,400
OMNITURE INC                COM             68212S109      4,334    233,400  SH         SOLE                   233,400
PRICELINE COM INC           COM NEW         741503403     51,794    448,589  SH         SOLE                   448,589
QUALCOMM INC                COM             747525103     70,023  1,578,171  SH         SOLE                 1,578,171
QUALCOMM INC                COM             747525103    220,949  4,979,700  SH   CALL  SOLE                 4,979,700
RESEARCH IN MOTION LTD      COM             760975102     60,484    517,401  SH         SOLE                   517,401
SBA COMMUNICATIONS CORP     COM             78388J106      9,952    276,368  SH         SOLE                   276,368
THQ INC                     COM NEW         872443403      9,429    465,400  SH         SOLE                   465,400
VISIONCHINA MEDIA INC       SPONS ADR       92833U103      6,523    410,999  SH         SOLE                   410,999